Fair Value Measurements - Schedule of Change in Fair Value of Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 971	$ 0
Issuance of derivative instrument		1,441
Change in fair value of derivative liability	14,589	(470)
Derecognition of derivative liability	(15,560)
Ending balance	$ 0	$ 971
Change in fair value of liability, location	Other income (expense)